Contingencies	12 Months Ended
Dec. 31, 2019
Contingencies.
Contingencies

(28) Contingencies

a)   Insurance

The Company has established a risk management program under a best practices methodology that assures the main risks of the business with the objective of reducing losses due to relevant claims. At the end of 2016 the Company set up a captive reinsurance company to complement its risk management strategy. Notwithstanding the foregoing, since all the exposures are not covered, there is a risk that the loss or destruction of certain assets may have a significant adverse effect on the Company’s operations and financial situation.

b)   Lawsuits

The Company is involved in a number of lawsuits and claims arising from the regular course of business. In the opinion of the Company’s management, they are not expected to have significant effects on the Company’s financial position, operating results and future consolidated statements of cash flows.

c)   Tax contingencies

In accordance with tax laws, Mexican authorities are empowered to review transactions carried out during the five years prior to the most recent ISR return filed. For the operations in the United States of America, the authorities of that country are empowered to review transactions carried out during the three years prior to the due date of the most recent annual tax return. The Company has not identified factors that may indicate the existence of a contingency.